Investment Risks - Non-Diversification Risk [Member]	Nov. 18, 2025
Large Cap Index Fund - Class F Prospectus | SIMT Large Cap Index Fund
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk—In seeking to track the Index, the Fund may become non-diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index. A non-diversified fund generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund. When it is non-diversified, the Fund may be more sensitive to a single economic, business, political, regulatory, or other occurrences, which may negatively impact the Fund's performance and result in greater fluctuation in the value of the Fund's shares.

S&P 500 Index Fund - Class F Prospectus | SIMT S&P 500 Index Fund
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk—In seeking to track the Index, the Fund may become non-diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index. A non-diversified fund generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund. When it is non-diversified, the Fund may be more sensitive to a single economic, business, political, regulatory, or other occurrences, which may negatively impact the Fund's performance and result in greater fluctuation in the value of the Fund's shares.

S&P 500 Index Fund - Class I Prospectus | SIMT S&P 500 Index Fund
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk—In seeking to track the Index, the Fund may become non-diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index. A non-diversified fund generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund. When it is non-diversified, the Fund may be more sensitive to a single economic, business, political, regulatory, or other occurrences, which may negatively impact the Fund's performance and result in greater fluctuation in the value of the Fund's shares.